Related Party Transactions - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Dividends received	$ 62
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares	67.00%
Three Times Square Associates LIC
Disclosure of transactions between related parties [Line Items]
Rent paid for office space	$ 4
Redevelopment of property amount pledged as collateral	415
Three Times Square Associates LIC | Cash contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments	10
Three Times Square Associates LIC | In-kind contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments	$ 15